VALUE OF CHARTER PARTY CONTRACTS - Movement in Favorable Charter Party Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Increase (Decrease) In Favorable Charter Party Contracts [Roll Forward]
Opening balance	$ 76,099	$ 103,376	$ 0
Acquired as a result of the Merger	(3,080)	0	127,090
Amortization charge	(19,333)	(27,277)	(23,714)
Total	53,686	76,099	103,376
Less: current portion	(18,732)	(22,413)	(28,829)	$ (30,417)
Non-current portion	$ 34,954	$ 53,686	$ 74,547	$ 96,673